Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 20-F (“Form 20-F/A”) of Lion Copper and Gold Corp. is being filed to amend the Annual Report on Form 20-F for the fiscal year ended December 31, 2021, filed with the Securities and Exchange Commission on May 2, 2022. This Form 20-F/A is being filed to include interactive data files in XBRL format pursuant to paragraph 101 of the Instructions as to Exhibits of Form 20-F. The financials statements of the Form 20-F have not been amended.
Entity Registrant Name	Lion Copper and Gold Corp
Document Period End Date	Dec. 31, 2021
Entity Central Index Key	0001339688
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	304,106,611
Entity Current Reporting Status	Yes
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-55139
Entity Address, Address Line One	1200 - 750 West Pender Street
Entity Address, Address Line Two	British Columbia
Entity Address, State or Province	BC
Entity Address, City or Town	Vancouver
Entity Address, Country	CA
Entity Incorporation, State or Country Code	Z4
Entity Address, Postal Zip Code	V6C 2T8
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	MNP LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	1930
PricewaterhouseCoopers LLP [Member]
Document Information [Line Items]
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	271
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1200 - 750 West Pender Street
Entity Address, Address Line Two	British Columbia
Entity Address, City or Town	Vancouver
City Area Code	604
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 2T8
Contact Personnel Name	Stephen Goodman
Local Phone Number	681-1194